UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21184 _____________________________________________________

BlackRock Florida Municipal 2020 Term Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Municipal 2020 Term Trust Inc.
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock Florida Municipal 2020 Term Trust (BFO)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—156.50%
		Florida—136.00%
NR	$ 2,000	Brandy Creek Cmnty. Dev. Dist., Spl. Assmt., Ser. B, 5.40%, 5/01/09	No Opt. Call	$2,029,700
NR3	4,895	Crossings at Fleming Island, Cmnty. Dev. Dist., 6.75%, 10/01/25	10/09 @ 102	5,047,528
AAA	1,095	Deltona Util. Sys., 5.00%, 10/01/23, MBIA	10/13 @ 100	1,151,108
BBB	4,000	Escambia Cnty. Env. Impvt., 5.75%, 11/01/27	No Opt. Call	4,000,400
AAA	5,000 [4]	Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC	No Opt. Call	5,326,250
AAA	6,150	Florida Brd. of Ed., GO, Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	6,419,862
BBB+	1,955	Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,973,944
AAA	1,000	Hillsborough Cnty. Sch. Brd., 5.00%, 7/01/27, MBIA	07/13 @ 100	1,025,750
AA	1,000	Lakeland Wtr. & Wstwtr., 5.00%, 10/01/27	10/12 @ 100	1,022,550
AAA	3,000	Lee Cnty. Transp. Fac., Ser. B, 5.00%, 10/01/22, AMBAC	10/14 @ 100	3,200,490
		Marco Island Util. Sys., MBIA,
AAA	2,000	5.00%, 10/01/22	10/13 @ 100	2,130,140
AAA	1,375	5.00%, 10/01/23	10/13 @ 100	1,445,455
AAA	1,000	5.25%, 10/01/21	10/13 @ 100	1,096,310
BB	2,500	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	2,599,500
		Miami Dade Cnty., MBIA,
AAA	5,365	Ser. A, Zero Coupon, 10/01/19	04/08 @ 55.413	2,530,349
AAA	10,000	Ser. A, Zero Coupon, 10/01/20	04/08 @ 52.398	4,442,400
AAA	7,560	Ser. B, Zero Coupon, 10/01/32	04/08 @ 26.494	1,593,497
AAA	4,695	Miami-Dade Cnty. Edl. Facs. Auth. Rev., Univ. Miami, Ser. A, 5.00%, 4/01/24, AMBAC	04/14 @ 100	4,916,839
AAA	4,000	Mun. Loan Council, Ser. A, Zero Coupon, 4/01/20, MBIA	No Opt. Call	1,981,600
NR	3,875	No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43, 6.10%, 8/01/21	08/11 @ 101	4,018,646
A	4,450	Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys., 5.625%, 11/15/32	11/12 @ 101	4,658,171
AAA	6,500	Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	6,652,035
		Palm Coast Florida Util. Sys., MBIA,
AAA	1,770	5.00%, 10/01/22	10/13 @ 100	1,885,174
AAA	1,485	5.00%, 10/01/23	10/13 @ 100	1,561,091
AAA	1,500	5.00%, 10/01/24	10/13 @ 100	1,567,740
AAA	2,760	Polk Cnty. Florida Util. Sys., 5.00%, 10/01/23, FGIC	10/13 @ 100	2,901,422
NR	4,765	Sterling Hill Cmnty. Dev. Dist., 6.10%, 5/01/23	05/13 @ 101	4,877,835
NR	2,765	Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	2,827,572
NR	1,235	Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC, 6.80%, 10/01/32	10/09 @ 100	1,254,291
		Tohopekaliga Wtr. Auth., FSA,
AAA	3,630	Ser. A, 5.00%, 10/01/21	10/13 @ 100	3,874,662
AAA	3,810	Ser. A, 5.00%, 10/01/22	10/13 @ 100	4,057,917
AAA	2,000	Ser. A, 5.00%, 10/01/23	10/13 @ 100	2,102,480
AAA	1,975	Ser. B, 5.00%, 10/01/22	10/13 @ 100	2,103,513
AAA	1,180	Ser. B, 5.00%, 10/01/23	10/13 @ 100	1,240,463
NR	2,000	Vlg. Cmnty. Dev. Dist., No. 5, Spl. Assmt. Rev., Ser. A, 6.00%, 5/01/22	05/13 @ 101	2,055,060
		Vlg. Ctr. Cmnty. Dev. Dist.,
AAA	5,000	5.25%, 10/01/23, MBIA	10/13 @ 101	5,371,950
NR3	2,000	Ser. B, 6.35%, 1/01/18	01/14 @ 100	2,110,700

				109,054,394

		Puerto Rico—20.50%
		Children’s Trust Fund, Tobacco Settlement Rev.,
BBB	2,015	5.50%, 5/15/39	05/12 @ 100	1,748,516
BBB	10,500	5.625%, 5/15/43	05/12 @ 100	9,126,390
		Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	3,740 [5]	5.50%, 2/01/12	N/A	4,271,155
BBB+	1,260	5.50%, 8/01/29	02/12 @ 100	1,319,384

				16,465,445

		Total Long-Term Investments (cost $123,048,776)		125,519,839

BlackRock Florida Municipal 2020 Term Trust (BFO) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		SHORT-TERM INVESTMENTS—1.50%
A-1	$ 300 [6]	Puerto Rico Gov’t. Dev. Bank, 1.58%, 10/06/04, MBIA, FRWD		$ 300,000
A-1	950 [6]	Puerto Rico Hwy. & Transp. Auth., Transp. Rev., Ser. A, 1.72%, 10/06/04, AMBAC, FRWD		950,000

		Total Short-Term Investments (cost $1,250,000)		1,250,000

		Total Investments—158.0% (cost $124,298,776)		$126,769,839
		Other assets in excess of liabilities—2.9%		2,349,512
		Preferred shares at redemption value, including dividends payable—(61.0)%		(48,908,148)

		Net Assets Applicable to Common Shareholders—100%		$ 80,211,203

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is deemed to be of investment grade quality by the investment advisor.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of September 30, 2004.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FRWD	—	Floating Rate Weekly Demand	PCR	—	Pollution Control Revenue

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Florida Municipal 2020 Term Trust Inc.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004